FINANCIAL DEBT WITH THIRD PARTIES - SENIOR SECURED NOTES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Senior Secured Notes, undiscounted cash flows	$ 522,500	$ 399,576